Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	108 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000169568
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Class N
C000169569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Institutional Class
Without Sales Load [Member] | C000169568
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%	16.24%	23.15%	9.23%
Without Sales Load [Member] | C000169569
Average Annual Return [Line Items]
Average Annual Return, Percent	10.27%	16.54%	23.44%	9.51%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent	2.83%	13.65%	13.37%	11.02%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent	2.83%	13.65%	13.37%	11.02%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	11.81%	13.75%	10.37%	7.53%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	11.81%	13.75%	10.37%	7.53%